Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2017	43 417 550		5 969 537
Granted	29 983 190	5.08	2 366 008	4.90
Forfeited	(2 589 904)		(807 556)
Vested(2)	(10 294 593)		(1 959 287)
As of December 31, 2017	60 516 243		5 568 702
Granted	36 943 251	4.39	1 479 350	4.47
Forfeited	(4 146 246)		(1 431 215)
Vested(2)	(10 169 717)		(2 034 789)
As of December 31, 2018	83 143 531		3 582 048
Granted	31 979 747	4.02	2 060 342	4.18
Forfeited	(4 964 055)		(451 540)
Vested(2)	(18 933 700)		(1 915 675)
As of December 31, 2019(3)	91 225 523		3 275 175
(1)

The fair values of performance and restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.

(2)	Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.
(3)	Includes 25 706 652 performance shares for the Performance Share Plan 2017 and 388 914 Restricted Shares that vested on January 1, 2020.

Performance plan information

Global performance share plans as of December 31, 2019:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period(1)	period(2)	year
2016	–	46	2016-2017	2018	2019
2017	25 706 652	29	2017-2018	2019	2020
2018	33 932 724	57	2018-2019	2020	2021
2019	31 586 147	–	2019-2021	N/A	2022
(1)	The 2019 Performance Share plan has a three-year performance period with no subsequent restriction period.
(2)	The restriction period will be no less than one year from the end of the performance period.

Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
		average exercise	average share	Number of	average exercise
	Number	price	price	options	price
Shares under option	of shares	EUR	EUR	exercisable	EUR
As of January 1, 2017	1 601 021	3.34		1 197 771	3.56
Exercised	(415 750)	2.13	4.93
Forfeited	(215 000)	2.71
Expired	(522 771)	5.65
As of December 31, 2017	447 500	2.07		447 500	2.07
Exercised	(424 500)	2.06	5.07
As of December 31, 2018	23 000	2.35		23 000	2.35
Exercised	(23 000)	2.35	5.34
As of December 31, 2019	–	–		–	–